Consolidated Condensed Interim Statements of Changes in Equity (Unaudited) - USD ($)	Share Capital [Member]	Reserves [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2022	$ 70,834,121	$ 10,038,816	$ (128,436)	$ (46,359,308)	$ 34,385,193
Balance (shares) at Mar. 31, 2022	23,148,038
Shares issued for cash	$ 1,100,145				$ 1,100,145
Shares issued for cash (shares)	458,404				458,404
Share issuance costs	$ (86,005)				$ (86,005)
Shares issued for conversion of stock options	$ 15,094	(6,333)			8,761
Shares issued for conversion of stock options (shares)	3,322
Fair value of stock options forfeited		(593,818)		593,818
Share-based payments		3,177,449			3,177,449
Cumulative translation reserve			(98,814)		(98,814)
Net loss for the period				(11,183,938)	(11,183,938)
Balance at Dec. 31, 2022	$ 71,863,355	12,616,114	(227,250)	(56,949,428)	27,302,791
Balance (shares) at Dec. 31, 2022	23,609,764
Balance at Mar. 31, 2023	$ 75,528,238	13,066,183	(141,443)	(60,790,972)	27,662,006
Balance (shares) at Mar. 31, 2023	24,716,628
Shares issued for cash	$ 520,892				$ 520,892
Shares issued for cash (shares)	188,819				188,819
Share issuance costs	$ (14,904)				$ (14,904)
Shares issued for exercise of options	$ 297,937	(125,355)			172,582
Shares issued for exercise of options (shares)	71,429
Fair value of stock options forfeited		(48,040)		48,040
Share-based payments		1,377,885			1,377,885
Cumulative translation reserve			45,429		45,429
Net loss for the period				(11,711,219)	(11,711,219)
Balance at Dec. 31, 2023	$ 76,332,163	$ 14,270,673	$ (96,014)	$ (72,454,151)	$ 18,052,671
Balance (shares) at Dec. 31, 2023	24,976,876